DERIVATIVE LIABILITY (Tables)	12 Months Ended
May 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative liability

	May 31, 2025		May 31, 2024
	Face Value	Derivative Liability	Face Value	Derivative Liability
Convertible note payable issued December 29, 2015, due December 29, 2016 (M)	$40,000	$40,000	$40,000	$40,000
Convertible note payable issued April 5, 2017, due on demand (W)	29,000	43,500	29,000	43,500
Convertible note payable issued April 5, 2017, due on demand (X)	21,500	32,250	21,500	32,250
Convertible note payable issued March 5, 2018, due on March 5, 2019 (DD)	35,000	35,000	35,000	35,000
Convertible note payable issued September 18, 2018, due on September 18, 2019 (GG)	8,506	8,506	8,506	8,506
Convertible note payable issued November 30, 2020, due on November 30, 2021 (SS)	154,764	149,350	154,764	7,040
Convertible note payable issued June 4, 2021, due on June 4, 2022 (VV)	152,369	159,306	152,369	4,224
Convertible note payable issued August 27, 2021, due on August 27, 2022 (WW)	14,000	7,538	14,000	7,538
Convertible note payable issued November 4, 2022, due on November 4, 2023 (C)	12,649	6,339	12,649	3,520
Convertible note payable issued April 10, 2023, due on April 10, 2024 (F)	76,375	109,980	76,375	7,040
Convertible note payable issued November 7, 2023, due on August 15, 2024 (J)	21,520	–	21,520	5,209
Convertible note payable issued September 18, 2023, due on September 18, 2024 (K)	3,500	3,500	3,500	5,880
Convertible note payable issued January 18, 2024, due on January 18, 2025 (L)	30,555	30,555	30,555	6,406
Totals	$599,738	$625,824	$599,738	$206,113

Schedule of derivative liability relates to convertible notes payable

	May 31, 2025	May 31, 2024

Lender A	$149,350	$7,040
Lender B	109,980	–
Lender C	36,894	3,520
Lender D	210,350	55,268
5 other lenders	119,250	140,285

Total	$625,824	$206,113